L3's Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Shares excluded from computation of diluted earnings per share (in shares)	0.3	0.4	0.6